Shareholder Report, Average Annual Return (Details)	12 Months Ended	49 Months Ended
	Jan. 31, 2026	Jan. 31, 2026
Cultivar ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	15.06%	6.78%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.32%	11.51%